FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

26.  FAIR VALUE MEASUREMENTS

The Company applies ASC 820. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Assets and liabilities measured at fair value on a recurring basis include short-term investments, derivative financial instrument, available-for-sale debt investment, 2027 Convertible Notes after the terms amendments on August 20, 2024 and derivative liability. Liabilities measured at amortized cost method include the 2026 Convertible Notes, the 2027 Convertible Notes before the amendments, and the 2030 Convertible Notes. The fair value of these financial instruments are summarized below:

	Fair value measurement using:
	Quoted prices in	Significant other
	active markets for	observable	Unobservable
	identical assets	inputs	inputs	Fair value at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
	RMB	RMB	RMB	RMB
Long-term investment-Available-for-sale debt investments	—	—	45,773	45,773
Derivative financial instrument-Foreign currency exchange option	—	6,768	—	6,768
Assets	—	6,768	45,773	52,541

Convertible notes
- 2027 Convertible notes	—	—	1,897,738	1,897,738
Liabilities	—	—	1,897,738	1,897,738

26.  FAIR VALUE MEASUREMENTS (CONTINUED)

	Fair value measurement using:
	Quoted prices in	Significant other
	active markets for	observable	Unobservable
	identical assets	inputs	inputs	Fair value at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
	RMB	RMB	RMB	RMB
Short-term investments:
- Wealth management products	—	379,198	—	379,198
Long-term investment
- Available-for-sale debt investments	—	—	44,491	44,491
Derivative financial instrument
- Foreign currency exchange option	—	11,185	—	11,185
Assets	—	390,383	44,491	434,874

Convertible notes
- 2027 Convertible Notes	—	—	2,178,928	2,178,928
Liabilities	—	—	2,178,928	2,178,982

Wealth management products are valued based on price per unit quoted by financial institution and are classified within Level 2 of the fair value hierarchy.

The Foreign currency exchange option is classified within Level 2 and is measured using Black-Scholes model that involves several parameters including the USD/CNY spot exchange rate, the interest rate of CNY and USD and the USD/CNY foreign currency exchange option implied volatility.

The 2027 Convertible Notes and available-for-sale debt securities are classified within Level 3. The fair value of 2027 Convertible Notes is measured using binomial tree pricing model that involves several parameters including the Company’s share price, share price volatility determined from the Company’s historical share prices, the remaining maturity term and the discount rate.

The assumptions are inherently uncertain and subjective. Changes in any unobservable inputs may have a significant impact on the fair value of 2027 Convertible Notes.

The fair value of available-for-sale debt securities is measured using market approch that involves several parameters including the price-to-sales multipier and discount for lack of marketability (“DLOM”). The fair value of available-for-sale debt securities as of December 31, 2024 were estimated with the following key assumptions:

	As of December 31,	As of December 31,
	2024	2025
Price-to-sales multipier	20.87	21.72
DLOM	20.00%	20.00%

The assumptions are inherently uncertain and subjective. Changes in any unobservable inputs may have a significant impact on the fair value of available-for-sale debt securities.

The Company measures the fair value of its investment in the asset investment portfolio managed by SDHG INTL AM LTD using the net asset value (NAV) per share as a practical expedient. In accordance with US GAAP, this investment has not been classified within the fair value hierarchy. As of December 31, 2025, the fair value of the asset investment portfolio is RMB176,789, with nil unfunded commitments. The significant investment strategy of the asset investment portfolio is to invest in high-quality equity and debt securities. The investment is subject to a 10-year lock-up period and cannot be redeemed by the Company currently.

The Company measures equity investments elected to use the measurement alternative at fair value on a nonrecurring basis, in the cases of an impairment charge is recognized, fair value of an investment is remeasured in an acquisition or a disposal, and an orderly transaction for identical or similar investments of the same issuer was identified.

26.  FAIR VALUE MEASUREMENTS (CONTINUED)

The following tables presented a reconciliation of all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3):

2025 Convertible Notes
RMB
Fair value at December 31, 2022	537,778
Changes in fair value	(21,816)
Settlement	(527,089)
Foreign currency translation adjustment	11,127
Fair value at December 31, 2023	—

2027 Convertible Notes
RMB
Fair value at August 20, 2024	1,683,270
Changes in fair value through the earnings	213,418
Changes in fair value due to instrument-specific credit risk in other comprehensive income	(14,243)
Foreign currency translation adjustment	15,293
Fair value at December 31, 2024	1,897,738
Changes in fair value through the earnings	328,573
Foreign currency translation adjustment	(47,383)
Fair value at December 31, 2025	2,178,928

Derivative liability
RMB

Fair value at December 31, 2022	—
Changes in fair value	187,746
Foreign exchange loss	960
Fair value at December 31, 2023	188,706
Changes in fair value	(132,538)
Foreign currency translation adjustment	892
Fair value immediately prior to the extinguishment	57,060

Available-for-sale debt investments
RMB
Fair value at initial measurement	42,661
Changes in fair value recorded as unrealized gain in other comprehensive income	3,084
Foreign exchange loss	28
Fair value at December 31, 2024	45,773
Changes in fair value recorded as unrealized gain in other comprehensive income	(1,270)
Foreign currency translation adjustment	(12)
Fair value at December 31, 2025	44,491

Assets measured at fair value on a non-recurring basis

The Company measures certain non-financial assets on a nonrecurring basis. The Company’s non-financial assets, including long-lived assets such as property and equipment, intangible assets, right-of-use assets, and goodwill, would be measured at fair value only if they were determined to be impaired. The fair values of long-lived assets and reporting unit were measured under income approach, based on the Company’s best estimation which primarily includes significant unobservable inputs (level 3) such as future cash flows and discount rate.

Long-lived assets within certain asset groups were measured at fair value on a nonrecurring basis at December 31, 2023 due to an impairment recognized on those assets at that date (see Note 2(p)). Fair value of the asset groups was estimated using discounted cash flows under the income approach classified in Level 3 of the fair value hierarchy. Under the income approach, revenue growth rates in a range of 0% to 38% were used and the cash flows were discounted using a rate of 8.6%.